CAPITAL MANAGEMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total equity	$ 59,008	$ 53,923	$ 75,168	$ 69,002
Term Facility	2,513	5,897
Finance Lease Obligations	486	1,134
Equipment Loans	72	289
Total capital	$ 62,079	$ 61,243